Related party transactions	12 Months Ended
Dec. 31, 2022
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Related party transactions
40. Related party transactions
At 31 December 2022, there were no loans due to GSK from related parties (2021: £4.6 million was due from Medicxi Ventures I LP). Cash distributions were received from investment in Medicxi Ventures I LP of £6.0 million (2021: Medicxi Ventures I LP of £5.5 million, Longwood Founders Fund, LP of £3.0 million and Apollo Therapeutics LLP of £0.1 million).
As part of the joint venture agreement with Qura Therapeutics LLC, the Group has an obligation to fund the joint venture up to April 2025, with both GSK and its joint venture partner committing financial support in the amount of £21.6 million. At December 2022, the outstanding liability due to Qura was £8.3 million (2021: £10.7 million).
The Group had no other significant related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.
The aggregate compensation of the Directors and GLT is given in Note 9, ‘Employee costs’.